Gadsden Dynamic Multi-Asset ETF
Schedule of Investments
June 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 5.7%
Coal Mining - 0.9%
8,258	Arch Resources, Inc.	$1,181,637

Oil and Gas Extraction - 1.5%
6,871	Chevron Corp.	994,783
11,297	ConocoPhillips	1,014,584
		2,009,367
Petroleum and Coal Products Manufacturing - 0.8%
12,114	Exxon Mobil Corp.	1,037,443

Pipeline Transportation of Natural Gas - 1.1%
60,779	Enterprise Products Partners LP	1,481,184

Uranium-Radium-Vanadium Ore Mining - 1.4%
93,606	Cameco Corp. ADR (a)	1,967,598
245,274	TOTAL COMMON STOCKS (Cost $6,070,373)	7,677,229

INVESTMENT COMPANIES - 88.1%
679,625	ELEMENTS Linked to the Rogers International Commodity Index - Agriculture Total Return ETN (a)(b)	6,347,698
17,778	Invesco CurrencyShares Canadian Dollar Trust (b)(c)	1,350,557
360,764	Invesco DB Oil Fund (b)(c)	6,580,335
245,274	Invesco DB US Dollar Index Bullish Fund (b)	6,857,861
476,163	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	8,589,980
74,545	iPath Pure Beta Crude Oil ETN (a)(b)	2,556,894
243,900	iShares 0-3 Month Treasury Bond ETF	24,419,268
152,416	ProShares Short 7-10 Year Treasury (b)	4,109,135
91,865	ProShares Short MSCI EAFE (b)	1,957,643
382,322	ProShares Short QQQ (b)(c)	5,505,437
270,296	ProShares Short Russell2000 (b)	7,038,508
409,871	ProShares Short S&P 500 (b)	6,762,872
22,445	ProShares UltraShort Euro (b)(c)	682,552
70,496	ProShares UltraShort FTSE Europe (c)	1,116,657
22,667	ProShares UltraShort Yen (b)(c)	1,294,966
21,684	Simplify Interest Rate Hedge ETF	1,224,495
21,305	Tuttle Capital Short Innovation ETF (b)(c)	1,372,255
70,037	United States 12 Month Oil Fund LP (b)	2,770,664
38,943	United States Natural Gas Fund LP (b)	740,306
405,755	Vanguard Short-Term Inflation-Protected Securities ETF	20,336,441
106,213	WisdomTree Japan Hedged Equity Fund (c)	6,630,878
	TOTAL INVESTMENT COMPANIES (Cost $116,791,872)	118,245,402

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.6%
6,217,150	First American Government Obligations Fund - Class X, 1.29% (d)	6,217,150
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,217,150)	6,217,150

MONEY MARKET FUNDS - 6.1%
8,134,413	First American Government Obligations Fund - Class X, 1.29% (d)	8,134,413
	TOTAL MONEY MARKET FUNDS (Cost $8,134,413)	8,134,413

	TOTAL INVESTMENTS (Cost $137,213,808) - 104.5%	140,274,194
	Other Liabilities in Excess of Assets - (4.5%)	(6,043,001)
	TOTAL NET ASSETS - 100.0%	$134,231,193

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Foreign Issued Security.
(b)	Non-Income producing security.
(c)	This security or a portion of this security was out on loan as of June 30, 2022. Total loaned securities had a market value of $6,073,719 as of June 30, 2022.
(d)	Rate shown is the 7-day effective yield.

GADSDEN DYNAMIC MULTI-ASSET ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2022, the Fund did not hold “fair valued” securities.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of June 30, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Gadsden Dynamic Multi-Asset ETF
Assets*
Common Stocks	$7,677,229	$-	$-	$7,677,229
Investment Companies	118,245,402	-	-	118,245,402
Investments purchased with Proceeds from Securities Lending	6,217,150	-	-	6,217,150
Money Market Funds	8,134,413	-	-	8,134,413
Total Investments in Securities	$140,274,194	$-	$-	$140,274,194

*	For Further detail on each asset class, see the Schedule of Investments

During the fiscal period ended June 30, 2022, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

TRANSACTIONS WITH AFFILIATES:

The Gadsden Dynamic Multi-Asset ETF’s transactions with affiliates represent holdings for which it and the underlying exchange-traded funds (“ETFs”) have the same investment adviser. The Gadsden Dynamic Multi-Asset ETF had the following transactions with such affiliated underlying ETFs during the fiscal period ended June 30, 2022:

Alpha Architect U.S. Quantitative Value ETF
Value, Beginning of Period	$3,473,210
Purchases	1,714,668
Proceeds from Sales	(5,392,014)
Net Realized Gains (Losses)	455,777
Change in Unrealized Appreciation (Depreciation)	(251,641)
Value, End of Period	-
Dividend Income	39,974

Alpha Architect U.S. Quantitative Value ETF
Shares, Beginning of Period	101,541
Number of Shares Purchased	46,216
Number of Shares Sold	(147,757)
Shares, End of Period	-